Debt - Floor Planning Facilities - Additional Information (Detail) - Senior secured revolving loan facility [Member] - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2017	Feb. 29, 2016	Dec. 31, 2017	Jun. 20, 2017	Dec. 31, 2016	Apr. 30, 2016
Debt Instrument [Line Items]
Credit Facility			$ 150,000
GE Commercial Distribution Finance Corporation [Member]
Debt Instrument [Line Items]
Credit Facility		$ 10,000
GE Commercial Distribution Finance Corporation [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate spread		0.50%
GE Commercial Distribution Finance Corporation [Member] | Minimum | Prime Rate [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate		4.25%
Wells Fargo Capital Finance Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Credit Facility	$ 65,000			$ 150,000		$ 20,000
Wells Fargo Capital Finance Senior Secured Credit Facility [Member] | Accounts Payable
Debt Instrument [Line Items]
Line of Credit Facility, Outstanding Amount			$ 32,322		$ 9,677
Wells Fargo Capital Finance Senior Secured Credit Facility [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Interest rate spread	0.50%
Wells Fargo Capital Finance Senior Secured Credit Facility [Member] | Minimum | Prime Rate [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate	4.25%